Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2021
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2021:

	Fiscal Year ended March 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost*2	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses:
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases*3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	6,614	38	8,823	353	3,285	4,483	23,596
Allowance of purchased loans during the reporting period	0	0	0	3,899	0	0	3,899
Charge-offs*4	(13,695)	0	(16,685)	(4,040)	(2,668)	(344)	(37,432)
Recoveries	651	0	87	46	10	11	805
Other* 5	398	57	(18)	119	653	(351)	858

Ending balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995

Collective (pool) assessment	24,761	3,250	15,372	681	13,267	810	58,141
Individual assessment	4,249	232	7,769	1,154	3,255	5,195	21,854

Notes 1:	Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity debt securities. And there is no delinquency or on non-accrual
status on
held-to-maturity
debt securities

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥
176,714 million was recorded as credit loss
gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥255 million was recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥1,050 million was recorded as a reduction in investment in affiliates.

*3
The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.

*4	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
*5	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.

Summary of purchased loans
The following table provides information about purchased loans which were acquired for fiscal 2021:

Millions of yen
Fiscal Year ended March 31, 2021
Purchase price	¥2,705
Allowance for credit losses at acquisition date	3,899
Discount or premium attributable to other factors	254

Par value	¥6,858

Summary of origination years of financial assets

The following table provides information about the origination years of financial assets as of March 31, 2021. The card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

		March 31, 2021
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Consumer borrowers:
	Performing	¥371,914	¥443,079	¥332,461	¥220,035	¥223,814	¥498,350	¥2,089,653
	Non-Performing	11,041	7,854	5,132	3,176	2,612	3,609	33,424

Real estate loans
	Performing	362,832	431,483	327,967	217,380	223,540	498,080	2,061,282
	Non-Performing	96	735	1,598	1,683	2,068	3,459	9,639
Other*
	Performing	9,082	11,596	4,494	2,655	274	270	28,371
	Non-Performing	10,945	7,119	3,534	1,493	544	150	23,785
Corporate borrowers:
	Performing	341,346	378,732	207,214	124,889	71,400	97,113	1,220,694
	Non-Performing	6,972	12,215	6,594	7,266	4,110	10,709	47,866

Non-recourse loans
Japan
	Performing	6,637	24,428	5,283	2,802	0	8,806	47,956
The Americas
	Performing	1,349	52,413	28,291	15,817	5,178	8,764	111,812
	Non-Performing	58	0	0	0	0	1,259	1,317
Other than non-recourse loans
Real estate companies in Japan
	Performing	103,982	62,274	35,065	28,743	25,487	21,753	277,304
	Non-Performing	70	252	192	0	690	538	1,742
Real estate companies in overseas
	Performing	42,980	55,678	10,695	4,992	1,976	2,976	119,297
	Non-Performing	0	3,049	2,057	4,946	1,056	3,397	14,505
Commercial, industrial and other companies in Japan
	Performing	78,281	41,166	30,116	12,746	11,798	18,664	192,771
	Non-Performing	1,210	3,865	205	878	82	1,022	7,262
Commercial, industrial and other companies in overseas
	Performing	108,117	142,773	97,764	59,789	26,961	36,150	471,554
	Non-Performing	5,634	5,049	4,140	1,442	2,282	4,493	23,040
Purchased loans:
	Performing	527	0	0	168	119	9,714	10,528
	Non-Performing	0	0	0	15	0	1,808	1,823

Net investment in leases:
	Performing	333,190	268,966	171,040	105,708	62,977	68,712	1,010,593
	Non-Performing	1,366	3,057	3,441	3,151	2,980	4,930	18,925

	December 31, 2020
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Japan
Performing	184,342	165,580	121,072	84,928	57,393	67,040	680,355
Non-Performing	151	776	1,194	1,512	1,261	2,213	7,107
Overseas
Performing	148,848	103,386	49,968	20,780	5,584	1,672	330,238
Non-Performing	1,215	2,281	2,247	1,639	1,719	2,717	11,818
Other financial assets measured at amortized cost
Performing	14,882	1,045	67	938	2,502	13,762	33,196
Non-Performing	0	0	0	908	0	0	908

Total (excluding revolving repayment card loans)
Performing	¥1,061,859	¥1,091,822	¥710,782	¥451,738	¥360,812	¥687,651	¥4,364,664
Non-Performing	¥19,379	¥23,126	¥15,167	¥14,516	¥9,702	¥21,056	¥102,946

Note:	Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 33 “Commitments, Guarantees and Contingent Liabilities”

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2021 are as follows:

	March 31, 202 1
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥183,722	¥0	¥183,722	¥4,364,664	¥4,548,386

Non-Performing	1,132	3,693	4,825	102,946	¥107,771

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2021:

	March 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,553	¥10,257	¥14,810	¥2,311,624
	Real estate loans	1,375	2,515	3,890	2,070,921
	Card loans	371	1,105	1,476	188,547
	Other	2,807	6,637	9,444	52,156
Corporate borrowers		8,296	24,443	32,739	1,268,560
Non-recourse loans	Japan	0	0	0	47,956
	The Americas	5,193	1,316	6,509	113,129
Other than Non-recourse loans	Real estate companies in Japan	144	778	922	279,046
	Real estate companies in overseas	0	14,505	14,505	133,802
	Commercial, industrial and other companies in Japan	592	1,993	2,585	200,033
	Commercial, industrial and other companies in overseas	2,367	5,851	8,218	494,594
Net investment in leases		9,332	17,128	26,460	1,029,518
	Japan	2,257	6,347	8,604	687,462
	Overseas	7,075	10,781	17,856	342,056

Total		¥22,181	¥51,828	¥74,009	¥4,609,702

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2021:

	March 31, 2021
	Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥13,607	¥2,466	¥42,156	¥15,346	¥73,575
Ending balance	10,322	10,148	43,672	17,166	¥81,308
Interest income recognized during the reporting period	519	0	229	0	¥748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	736	0	10,572	0	¥11,308

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,279	¥6,727
	Real estate loans	34	23
	Card loans	1,677	1,261
	Other	7,568	5,443
Corporate borrowers		14,723	13,049
Other than Non-recourse loans	Real estate companies in overseas	111	111
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	14,574	12,900

Total		¥24,002	¥19,776

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2021 and for which there was a payment default during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥387
	Card loans	36
	Other	351
Corporate borrowers		752
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	752

Total		¥1,139